FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - Fair value - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	R$ 30,772,318	R$ 27,496,594
Financial liabilities	2,218,716	4,846,795
Liabilities, Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	2,218,716	4,846,795
Liabilities, Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	2,218,716	4,846,795
Assets, Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	13,834,657	12,839,491
Assets, Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	5,479,787	4,873,749
Assets, Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	8,354,870	7,965,742
Assets, Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	23,541	24,917
Assets, Fair value through other comprehensive income | Other investments - CelluForce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	23,541	24,917
Assets, Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	16,914,120	14,632,186
Assets, Amortized cost | Biological assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	16,914,120	14,632,186
Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	13,834,657	12,839,491
Financial liabilities	2,218,716	4,846,795
Level 2 | Liabilities, Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	2,218,716	4,846,795
Level 2 | Liabilities, Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	2,218,716	4,846,795
Level 2 | Assets, Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	13,834,657	12,839,491
Level 2 | Assets, Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	5,479,787	4,873,749
Level 2 | Assets, Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	8,354,870	7,965,742
Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	16,937,661	14,657,103
Level 3 | Assets, Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	23,541	24,917
Level 3 | Assets, Fair value through other comprehensive income | Other investments - CelluForce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	23,541	24,917
Level 3 | Assets, Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	16,914,120	14,632,186
Level 3 | Assets, Amortized cost | Biological assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	R$ 16,914,120	R$ 14,632,186